Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt was comprised of the following at December 31, 2019, and December 31, 2020:

	As of December 31, 2019	As of December 31, 2020
Senior credit facility	$72,527	$70,972
Notes payable to Emmis	5,000	5,535
Notes payable to SG Broadcasting	6,250	21,400
Less: Current maturities	(3,672)	(1,836)
Less: Unamortized original discount	(2,437)	(2,153)

Total long-term debt, net of current portion and debt discount	$77,668	$93,918

Schedule of Mandatory Principal Payments of Long-Term Debt
Based on amounts outstanding at December 31, 2020, mandatory principal payments of long-term debt for the next five years and thereafter are summarized below:

Year ended December 31,	Senior Credit Facility	Emmis Notes	SG Broadcasting Notes	Total
2021	$1,836	$—	$—	$1,836
2022	3,672	—	—	3,672
2023	3,672	—	—	3,672
2024	61,792	5,535	—	67,327
2025	—	—	21,400	21,400

Total	$70,972	$5,535	$21,400	$97,907